Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital And Warrants [Abstract]
Summary of Issued and Outstanding
(b)	Issued and outstanding
		December 31, 2019		December 31, 2018
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		68,648,984	65,133	62,204,846	25,769
Initial public offering		11,000,000	189,518	—	—
Shares issued for assets	5,28	797,952	6,537	—	—
Other shares issuances		394,926	2,323	7,040,714	17,344
Shares issued to related parties	27	3,730,963	63,460	5,549,037	16,474
Share issuance costs		—	(12,770)	—	(310)
Business acquisitions	5	2,696,800	39,849	—	—
Convertible debt - conversions	14,15	13,108,676	113,526	—	—
Warrants exercised	19(c)	4,551,082	21,882	558,501	2,182
Shares issued for services	20	164,080	2,320	236,277	521
RSUs exercised	20(c)	57,960	195	—	—
Employee warrants exercised	20	2,029,000	17,681	2,875,310	3,980
Shares repurchased	27	—	—	(9,815,701)	(827)
Balance, end of year		107,180,423	509,654	68,648,984	65,133

Summary of Common Share Purchase Warrants
(c)	Common share purchase warrants
	Number of Warrants	Carrying Amount
Balance at February 28, 2018	—	—
Fair value assigned to common share purchase warrants	4,211,904	3,108
Balance at December 31, 2018	4,211,904	3,108
40% Warrants reclassified from derivative liability (i) (note 13c)	957,225	4,122
60% Warrants reclassified from derivative liability (i) (note 13c)	1,495,665	11,969
Warrants issued to related parties (ii)	480,000	5,833
Warrants issued on conversion of convertible notes (iii)	3,572,274	6,731
Warrants exercised	(4,551,082)	(3,931)
Warrants expired	(662)	(1)
Balance at December 31, 2019	6,165,324	27,831
(i)

On August 1, 2019, the 40% and 60% warrants issued as part of the term debt financing (note 13c) and initially classified as derivative liabilities as at June 30, 2019, were reclassified to equity as the number of warrants issuable and the exercise price for each tranche of warrants became fixed in conjunction with the initial public offering date. The exercise price for the 40% and 60% warrants are $21.63 and $20.76 respectively.

(ii)	480,000 warrants with an exercise price of $15.94 were issued to a director of the Company in relation to the acquisition of the financial obligation (notes 17 and 27).
(iii)

Equity units issued upon conversion of CAD denominated convertible notes included 3,095,386 warrants with an exercise price of $4.38 and vested immediately. Equity units issued upon conversion of USD denominated notes included 476,888 warrants with an exercise price of USD$3.75 and vested immediately.

Summary of Outstanding Warrants

The following table summarizes outstanding warrants as at December 31, 2019:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual life (years)
Convertible notes (USD)	USD 3.75	444,888	0.8
Convertible notes (CAD)	4.38	2,787,546	0.7
Acquisition of financial obligation	15.94	480,000	2.5
Term debt financing (60%)	20.76	1,495,665	2.6
Term debt financing (40%)	21.63	957,225	2.6
	11.97	6,165,324	1.6

Summary of Contributed Surplus
(a)	Contributed surplus
	Year ended December 31	Ten months ended December 31
	2019	2018
Balance, beginning of year	9,493	4,551
Share-based compensation	37,009	6,889
Warrants forfeited	—	(82)
Warrants exercised	(16,310)	(1,865)
Balance, end of year	30,192	9,493